Goodwill	12 Months Ended
Sep. 30, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
GOODWILL
7.
GOODWILL

The goodwill has developed as follows:

Goodwill
October 1, 2023	1,593,917
Impact of foreign currency translation	(39,296)
September 30, 2024	1,554,621
Impact of foreign currency translation	(42,351)
September 30, 2025	1,512,270

The change in operating segments discussed in Note 5 – Segment information also resulted in a change to the composition of the group of CGUs as each operating segment comprises a group of CGUs.

The following table presents the goodwill balance allocation into the current groups of CGUs as of September 30, 2025:

	Americas	EMEA	APAC	Total
September 30, 2025	552,947	792,723	166,600	1,512,270

The following table presents the goodwill balance allocation into the previous groups of CGUs as of September 30, 2024:

	Americas	Europe	ASPA	MEAI	Total
September 30, 2024	579,864	743,157	165,235	66,365	1,554,621

For each of the fiscal periods, the Company completed its annual impairment test and concluded that there was no impairment during the periods presented.

For purposes of impairment testing the carrying amounts of the groups of CGUs have been compared to their respective value in use as of September 30, 2025 and September 30, 2024. For all impairment tests, the value in use was determined using a discounted cash flow model.

The following key assumptions have been used for the impairment testing of the current groups of CGUs as of September 30, 2025:

	September 30, 2025
	Americas	EMEA	APAC
Terminal Growth Rate	1.5%	1.5%	1.5%
Avg. EBITDA Margin rate (2026-2030)	28.6%	35.7%	31.0%
Pre-tax discount rate	12.9%	13.5%	20.6%
Avg. Revenue growth rate (2026-2030)	11.4%	15.7%	28.3%
Avg. CapEx investments (2026-2030)	47,358	43,680	13,608

The following key assumptions have been used for the impairment testing of the previous groups of CGUs as of September 30, 2024:

	September 30, 2024
	Americas	Europe	ASPA	MEAI
Terminal Growth Rate	1.5%	1.5%	1.5%	1.5%
Avg. EBITDA Margin rate (2025-2029)	31.2%	34.8%	31.7%	23.2%
Pre-tax discount rate	13.9%	12.9%	19.6%	19.6%
Avg. Revenue growth rate (2025-2029)	15.0%	16.0%	30.0%	30.0%
Avg. CapEx investments (2025-2029)	41,868	33,296	9,605	5,097

The discount rate is based on a risk-free rate, an equity risk premium adjusted for betas of comparable publicly traded companies, a market risk premium, a country risk premium, and a cost of debt based on comparable corporate bond yields and the capital structure of the Company’s peer group.

As of the years ended September 30, 2025 and 2024, the excess of value in use over carrying amount was sufficient to conclude there were no reasonably likely changes in the assumptions used that would lead to an impairment in any of the CGU groups.